John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

July 20, 2015

Securities and Exchange Commission
Filing Desk
100 F Street,
N.E. Washington, D.C. 20549

RE: Amendment to Form N-CSR for the Toreador International Fund (the “Fund”) of the World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find an amended annual shareholder report for the Fund for the reporting period April 30, 2015 (“NCSR/A”). The annual shareholder report was filed on Form N-CSR with the Securities and Exchange Commission on July 2, 2015 (Accession Number: 0001209286-15-000375).

This NCSR/A is being filed for the purpose of amending the following information that was inconsistent between the original filing and the documents mailed to shareholders:

•	reflect the correct annual return of 10.97% in the first paragraph of the letter to shareholders; and

•	reflect the correct MSCI EAFE Index returns for the Investor Class Shares for the periods shown (these figures were transposed in the original filing).

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.